Provisions and accrued expenses	12 Months Ended
Mar. 31, 2021
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Provisions and accrued expenses	16. Provisions and accrued expenses Provisions and accrued expenses consist of the following:

	As at
	March 31, 2021	March 31, 2020
Accrued expenses	$23,933	$28,983

Total	$23,933	$28,983